CURRENT ASSETS (Narrative) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Provision for retrun sum	₪ 1,841	₪ 1,500
Average credit period on sales of goods	86 days
Total trade receivables balance	₪ 85,943	80,227
Percentage of debt group exceeds trade receivables balance	10.00%
Net of impairment provision for inventory	₪ 1,834	369
Customer [Member]
Disclosure of financial assets [line items]
Total trade receivables balance	₪ 7,932	₪ 9,209